Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000241778 | BHP Group Ltd.
Holdings [Line Items]
Percent of Total Investments	8.30%
C000241778 | Anglo American PLC
Holdings [Line Items]
Percent of Total Investments	8.30%
C000241778 | Freeport-McMoRan, Inc.
Holdings [Line Items]
Percent of Total Investments	8.10%
C000241778 | Grupo Mexico SAB de CVSeries B
Holdings [Line Items]
Percent of Total Investments	8.00%
C000241778 | Newmont Corp.
Holdings [Line Items]
Percent of Total Investments	5.60%
C000241778 | Teck Resources Ltd.Class B
Holdings [Line Items]
Percent of Total Investments	5.50%
C000241778 | First Quantum Minerals Ltd.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000241778 | Lundin Mining Corp.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000241778 | Southern Copper Corp.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000241778 | Evolution Mining Ltd.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000241778 | Diversified Metals & Mining
Holdings [Line Items]
Percent of Total Investments	46.80%
C000241778 | Copper
Holdings [Line Items]
Percent of Total Investments	36.00%
C000241778 | Gold
Holdings [Line Items]
Percent of Total Investments	13.80%
C000241778 | Steel
Holdings [Line Items]
Percent of Total Investments	3.10%
C000241778 | Precious Metals & Minerals
Holdings [Line Items]
Percent of Total Investments	0.30%
C000238488 | Westinghouse Air Brake Technologies Corp.
Holdings [Line Items]
Percent of Total Investments	6.30%
C000238488 | Veolia Environnement SA
Holdings [Line Items]
Percent of Total Investments	6.10%
C000238488 | Xylem, Inc.
Holdings [Line Items]
Percent of Total Investments	6.00%
C000238488 | Veralto Corp.
Holdings [Line Items]
Percent of Total Investments	5.90%
C000238488 | American Water Works Co., Inc.
Holdings [Line Items]
Percent of Total Investments	5.90%
C000238488 | Smurfit Westrock PLC
Holdings [Line Items]
Percent of Total Investments	5.80%
C000238488 | Clean Harbors, Inc.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000238488 | Cia de Saneamento Basico do Estado de Sao Paulo SABESP
Holdings [Line Items]
Percent of Total Investments	4.10%
C000238488 | Pentair PLC
Holdings [Line Items]
Percent of Total Investments	4.00%
C000238488 | United Utilities Group PLC
Holdings [Line Items]
Percent of Total Investments	3.40%
C000238488 | Industrials
Holdings [Line Items]
Percent of Total Investments	54.60%
C000238488 | Utilities
Holdings [Line Items]
Percent of Total Investments	31.60%
C000238488 | Materials
Holdings [Line Items]
Percent of Total Investments	9.70%
C000238488 | Information Technology
Holdings [Line Items]
Percent of Total Investments	4.10%
C000012056 | Industrials
Holdings [Line Items]
Percent of Total Investments	5.00%
C000012056 | Utilities
Holdings [Line Items]
Percent of Total Investments	0.60%
C000012056 | Materials
Holdings [Line Items]
Percent of Total Investments	1.80%
C000012056 | Information Technology
Holdings [Line Items]
Percent of Total Investments	42.50%
C000012056 | Communication Services
Holdings [Line Items]
Percent of Total Investments	10.10%
C000012056 | Financials
Holdings [Line Items]
Percent of Total Investments	10.10%
C000012056 | Health Care
Holdings [Line Items]
Percent of Total Investments	9.80%
C000012056 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.50%
C000012056 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.60%
C000012056 | Energy
Holdings [Line Items]
Percent of Total Investments	4.80%
C000012056 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.20%
C000012056 | United States
Holdings [Line Items]
Percent of Total Investments	79.20%
C000012056 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	4.60%
C000012056 | Switzerland
Holdings [Line Items]
Percent of Total Investments	3.20%
C000012056 | Germany
Holdings [Line Items]
Percent of Total Investments	2.80%
C000012056 | France
Holdings [Line Items]
Percent of Total Investments	2.40%
C000012056 | Japan
Holdings [Line Items]
Percent of Total Investments	2.00%
C000012056 | Netherlands
Holdings [Line Items]
Percent of Total Investments	1.70%
C000012056 | South Korea
Holdings [Line Items]
Percent of Total Investments	1.70%
C000012056 | China
Holdings [Line Items]
Percent of Total Investments	1.10%
C000012056 | Spain
Holdings [Line Items]
Percent of Total Investments	0.80%
C000012056 | Australia
Holdings [Line Items]
Percent of Total Investments	0.50%
C000053784 | Other RowUtilities
Holdings [Line Items]
Percent of Total Investments	9.20%
C000053784 | Transportation Infrastructure
Holdings [Line Items]
Percent of Total Investments	39.60%
C000053784 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	27.70%
C000053784 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Total Investments	19.80%
C000053784 | Multi-Utilities
Holdings [Line Items]
Percent of Total Investments	9.40%
C000053784 | Independent Power and Renewable Electricity Producers
Holdings [Line Items]
Percent of Total Investments	2.90%
C000053784 | Water Utilities
Holdings [Line Items]
Percent of Total Investments	0.40%
C000053784 | Gas Utilities
Holdings [Line Items]
Percent of Total Investments	0.20%
C000053784 | United States
Holdings [Line Items]
Percent of Total Investments	37.20%
C000053784 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	3.40%
C000053784 | Germany
Holdings [Line Items]
Percent of Total Investments	3.60%
C000053784 | France
Holdings [Line Items]
Percent of Total Investments	6.20%
C000053784 | China
Holdings [Line Items]
Percent of Total Investments	4.40%
C000053784 | Spain
Holdings [Line Items]
Percent of Total Investments	8.80%
C000053784 | Australia
Holdings [Line Items]
Percent of Total Investments	8.90%
C000053784 | Canada
Holdings [Line Items]
Percent of Total Investments	7.90%
C000053784 | Mexico
Holdings [Line Items]
Percent of Total Investments	7.50%
C000053784 | New Zealand
Holdings [Line Items]
Percent of Total Investments	2.90%
C000065076 | Other RowMaterials
Holdings [Line Items]
Percent of Total Investments	4.40%
C000065076 | Paper & Forest Products
Holdings [Line Items]
Percent of Total Investments	60.70%
C000065076 | Containers & Packaging
Holdings [Line Items]
Percent of Total Investments	23.20%
C000065076 | Specialized REITs
Holdings [Line Items]
Percent of Total Investments	12.30%
C000065076 | Household Durables
Holdings [Line Items]
Percent of Total Investments	3.80%
C000065076 | United States
Holdings [Line Items]
Percent of Total Investments	29.40%
C000065076 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	4.50%
C000065076 | Japan
Holdings [Line Items]
Percent of Total Investments	9.90%
C000065076 | China
Holdings [Line Items]
Percent of Total Investments	6.30%
C000065076 | Canada
Holdings [Line Items]
Percent of Total Investments	6.30%
C000065076 | Brazil
Holdings [Line Items]
Percent of Total Investments	14.80%
C000065076 | Sweden
Holdings [Line Items]
Percent of Total Investments	10.00%
C000065076 | Finland
Holdings [Line Items]
Percent of Total Investments	9.10%
C000065076 | Thailand
Holdings [Line Items]
Percent of Total Investments	2.90%
C000065076 | Chile
Holdings [Line Items]
Percent of Total Investments	2.40%
C000241780 | Albemarle Corp.
Holdings [Line Items]
Percent of Total Investments	8.70%
C000241780 | PLS Group Ltd.
Holdings [Line Items]
Percent of Total Investments	8.60%
C000241780 | Sociedad Quimica y Minera de Chile SA
Holdings [Line Items]
Percent of Total Investments	8.50%
C000241780 | Liontown Ltd.
Holdings [Line Items]
Percent of Total Investments	8.40%
C000241780 | Mineral Resources Ltd.
Holdings [Line Items]
Percent of Total Investments	7.40%
C000241780 | Ganfeng Lithium Group Co. Ltd.Class A
Holdings [Line Items]
Percent of Total Investments	5.20%
C000241780 | Lithium Argentina AG
Holdings [Line Items]
Percent of Total Investments	4.30%
C000241780 | CosmoAM&T Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000241780 | Lithium Americas Corp.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000241780 | Sigma Lithium Corp.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000241780 | Diversified Metals & Mining
Holdings [Line Items]
Percent of Total Investments	42.60%
C000241780 | Precious Metals & Minerals
Holdings [Line Items]
Percent of Total Investments	0.00%	[1]
C000241780 | Specialty Chemicals
Holdings [Line Items]
Percent of Total Investments	31.20%
C000241780 | Commodity Chemicals
Holdings [Line Items]
Percent of Total Investments	12.00%
C000241780 | Electrical Components & Equipment
Holdings [Line Items]
Percent of Total Investments	8.70%
C000241780 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Total Investments	3.90%
C000241780 | Automotive Parts & Equipment
Holdings [Line Items]
Percent of Total Investments	1.60%
C000012103 | Other RowCommunication Services
Holdings [Line Items]
Percent of Total Investments	4.30%
C000012103 | Interactive Media & Services
Holdings [Line Items]
Percent of Total Investments	41.10%
C000012103 | Diversified Telecommunication Services
Holdings [Line Items]
Percent of Total Investments	26.00%
C000012103 | Entertainment
Holdings [Line Items]
Percent of Total Investments	18.70%
C000012103 | Wireless Telecommunication Services
Holdings [Line Items]
Percent of Total Investments	10.10%
C000012103 | Media
Holdings [Line Items]
Percent of Total Investments	4.10%
C000012103 | United States
Holdings [Line Items]
Percent of Total Investments	66.80%
C000012103 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	2.00%
C000012103 | Germany
Holdings [Line Items]
Percent of Total Investments	3.60%
C000012103 | France
Holdings [Line Items]
Percent of Total Investments	1.60%
C000012103 | Japan
Holdings [Line Items]
Percent of Total Investments	9.30%
C000012103 | Netherlands
Holdings [Line Items]
Percent of Total Investments	1.20%
C000012103 | China
Holdings [Line Items]
Percent of Total Investments	7.00%
C000012103 | Spain
Holdings [Line Items]
Percent of Total Investments	1.00%
C000012103 | Australia
Holdings [Line Items]
Percent of Total Investments	1.50%
C000012103 | Canada
Holdings [Line Items]
Percent of Total Investments	1.70%
C000024194 | Other RowConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	3.80%
C000024194 | Household Durables
Holdings [Line Items]
Percent of Total Investments	5.40%
C000024194 | Broadline Retail
Holdings [Line Items]
Percent of Total Investments	23.90%
C000024194 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Total Investments	20.80%
C000024194 | Automobiles
Holdings [Line Items]
Percent of Total Investments	19.50%
C000024194 | Specialty Retail
Holdings [Line Items]
Percent of Total Investments	18.00%
C000024194 | Textiles, Apparel & Luxury Goods
Holdings [Line Items]
Percent of Total Investments	8.80%
C000024194 | Automobile Components
Holdings [Line Items]
Percent of Total Investments	2.60%
C000024194 | Leisure Products
Holdings [Line Items]
Percent of Total Investments	0.60%
C000024194 | Distributors
Holdings [Line Items]
Percent of Total Investments	0.30%
C000024194 | Diversified Consumer Services
Holdings [Line Items]
Percent of Total Investments	0.10%
C000024194 | United States
Holdings [Line Items]
Percent of Total Investments	60.90%
C000024194 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	2.20%
C000024194 | Switzerland
Holdings [Line Items]
Percent of Total Investments	1.70%
C000024194 | Germany
Holdings [Line Items]
Percent of Total Investments	2.50%
C000024194 | France
Holdings [Line Items]
Percent of Total Investments	4.30%
C000024194 | Japan
Holdings [Line Items]
Percent of Total Investments	12.70%
C000024194 | China
Holdings [Line Items]
Percent of Total Investments	7.40%
C000024194 | Spain
Holdings [Line Items]
Percent of Total Investments	1.50%
C000024194 | Australia
Holdings [Line Items]
Percent of Total Investments	1.50%
C000024194 | Canada
Holdings [Line Items]
Percent of Total Investments	1.50%
C000024195 | Other RowConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.20%
C000024195 | Consumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Total Investments	31.50%
C000024195 | Beverages
Holdings [Line Items]
Percent of Total Investments	18.90%
C000024195 | Food Products
Holdings [Line Items]
Percent of Total Investments	16.80%
C000024195 | Tobacco
Holdings [Line Items]
Percent of Total Investments	12.80%
C000024195 | Household Products
Holdings [Line Items]
Percent of Total Investments	11.80%
C000024195 | Personal Care Products
Holdings [Line Items]
Percent of Total Investments	8.20%
C000024195 | United States
Holdings [Line Items]
Percent of Total Investments	59.80%
C000024195 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	11.60%
C000024195 | Switzerland
Holdings [Line Items]
Percent of Total Investments	5.40%
C000024195 | France
Holdings [Line Items]
Percent of Total Investments	4.70%
C000024195 | Japan
Holdings [Line Items]
Percent of Total Investments	6.00%
C000024195 | Netherlands
Holdings [Line Items]
Percent of Total Investments	2.10%
C000024195 | Australia
Holdings [Line Items]
Percent of Total Investments	1.40%
C000024195 | Canada
Holdings [Line Items]
Percent of Total Investments	2.70%
C000024195 | Mexico
Holdings [Line Items]
Percent of Total Investments	1.20%
C000024195 | Belgium
Holdings [Line Items]
Percent of Total Investments	1.90%
C000012089 | Other RowEnergy
Holdings [Line Items]
Percent of Total Investments	1.80%
C000012089 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Total Investments	95.20%
C000012089 | Energy Equipment & Services
Holdings [Line Items]
Percent of Total Investments	4.80%
C000012089 | United States
Holdings [Line Items]
Percent of Total Investments	60.00%
C000012089 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	10.50%
C000012089 | France
Holdings [Line Items]
Percent of Total Investments	5.00%
C000012089 | Japan
Holdings [Line Items]
Percent of Total Investments	1.40%
C000012089 | Spain
Holdings [Line Items]
Percent of Total Investments	0.80%
C000012089 | Australia
Holdings [Line Items]
Percent of Total Investments	1.70%
C000012089 | Canada
Holdings [Line Items]
Percent of Total Investments	13.60%
C000012089 | Brazil
Holdings [Line Items]
Percent of Total Investments	2.10%
C000012089 | Italy
Holdings [Line Items]
Percent of Total Investments	1.80%
C000012089 | Norway
Holdings [Line Items]
Percent of Total Investments	1.30%
C000012100 | Other RowFinancials
Holdings [Line Items]
Percent of Total Investments	12.10%
C000012100 | Banks
Holdings [Line Items]
Percent of Total Investments	45.40%
C000012100 | Capital Markets
Holdings [Line Items]
Percent of Total Investments	18.40%
C000012100 | Insurance
Holdings [Line Items]
Percent of Total Investments	17.70%
C000012100 | Financial Services
Holdings [Line Items]
Percent of Total Investments	16.30%
C000012100 | Consumer Finance
Holdings [Line Items]
Percent of Total Investments	2.20%
C000012100 | United States
Holdings [Line Items]
Percent of Total Investments	51.70%
C000012100 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	5.50%
C000012100 | Switzerland
Holdings [Line Items]
Percent of Total Investments	2.70%
C000012100 | Germany
Holdings [Line Items]
Percent of Total Investments	3.00%
C000012100 | Japan
Holdings [Line Items]
Percent of Total Investments	6.00%
C000012100 | China
Holdings [Line Items]
Percent of Total Investments	2.50%
C000012100 | Spain
Holdings [Line Items]
Percent of Total Investments	2.60%
C000012100 | Australia
Holdings [Line Items]
Percent of Total Investments	4.20%
C000012100 | Canada
Holdings [Line Items]
Percent of Total Investments	7.30%
C000012100 | Italy
Holdings [Line Items]
Percent of Total Investments	2.40%
C000012102 | Other RowHealth Care
Holdings [Line Items]
Percent of Total Investments	0.80%
C000012102 | Pharmaceuticals
Holdings [Line Items]
Percent of Total Investments	48.00%
C000012102 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Total Investments	17.20%
C000012102 | Biotechnology
Holdings [Line Items]
Percent of Total Investments	15.30%
C000012102 | Health Care Providers & Services
Holdings [Line Items]
Percent of Total Investments	12.20%
C000012102 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Total Investments	7.20%
C000012102 | Health Care Technology
Holdings [Line Items]
Percent of Total Investments	0.10%
C000012102 | United States
Holdings [Line Items]
Percent of Total Investments	70.10%
C000012102 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	6.30%
C000012102 | Switzerland
Holdings [Line Items]
Percent of Total Investments	10.00%
C000012102 | Germany
Holdings [Line Items]
Percent of Total Investments	1.60%
C000012102 | France
Holdings [Line Items]
Percent of Total Investments	2.50%
C000012102 | Japan
Holdings [Line Items]
Percent of Total Investments	4.40%
C000012102 | China
Holdings [Line Items]
Percent of Total Investments	0.30%
C000012102 | Australia
Holdings [Line Items]
Percent of Total Investments	1.00%
C000012102 | Belgium
Holdings [Line Items]
Percent of Total Investments	1.10%
C000012102 | Denmark
Holdings [Line Items]
Percent of Total Investments	1.90%
C000024196 | Other RowPassenger Airlines
Holdings [Line Items]
Percent of Total Investments	6.00%
C000024196 | Other RowIndustrials
Holdings [Line Items]
Percent of Total Investments	4.60%
C000024196 | Aerospace & Defense
Holdings [Line Items]
Percent of Total Investments	21.50%
C000024196 | Machinery
Holdings [Line Items]
Percent of Total Investments	18.60%
C000024196 | Electrical Equipment
Holdings [Line Items]
Percent of Total Investments	14.60%
C000024196 | Ground Transportation
Holdings [Line Items]
Percent of Total Investments	7.60%
C000024196 | Trading Companies & Distributors
Holdings [Line Items]
Percent of Total Investments	7.20%
C000024196 | Industrial Conglomerates
Holdings [Line Items]
Percent of Total Investments	6.60%
C000024196 | Professional Services
Holdings [Line Items]
Percent of Total Investments	4.90%
C000024196 | Building Products
Holdings [Line Items]
Percent of Total Investments	4.70%
C000024196 | Construction & Engineering
Holdings [Line Items]
Percent of Total Investments	4.30%
C000024196 | Commercial Services & Supplies
Holdings [Line Items]
Percent of Total Investments	4.00%
C000024196 | United States
Holdings [Line Items]
Percent of Total Investments	54.90%
C000024196 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	4.30%
C000024196 | Switzerland
Holdings [Line Items]
Percent of Total Investments	2.40%
C000024196 | Germany
Holdings [Line Items]
Percent of Total Investments	5.40%
C000024196 | France
Holdings [Line Items]
Percent of Total Investments	6.60%
C000024196 | Japan
Holdings [Line Items]
Percent of Total Investments	14.30%
C000024196 | South Korea
Holdings [Line Items]
Percent of Total Investments	0.90%
C000024196 | Canada
Holdings [Line Items]
Percent of Total Investments	2.30%
C000024196 | Sweden
Holdings [Line Items]
Percent of Total Investments	3.30%
C000024196 | Denmark
Holdings [Line Items]
Percent of Total Investments	1.00%
C000024198 | Other RowMaterials
Holdings [Line Items]
Percent of Total Investments	5.10%
C000024198 | Paper & Forest Products
Holdings [Line Items]
Percent of Total Investments	1.20%
C000024198 | Containers & Packaging
Holdings [Line Items]
Percent of Total Investments	4.20%
C000024198 | Metals & Mining
Holdings [Line Items]
Percent of Total Investments	47.90%
C000024198 | Chemicals
Holdings [Line Items]
Percent of Total Investments	39.00%
C000024198 | Construction Materials
Holdings [Line Items]
Percent of Total Investments	7.70%
C000024198 | United States
Holdings [Line Items]
Percent of Total Investments	39.70%
C000024198 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	8.90%
C000024198 | Switzerland
Holdings [Line Items]
Percent of Total Investments	3.40%
C000024198 | Germany
Holdings [Line Items]
Percent of Total Investments	3.20%
C000024198 | France
Holdings [Line Items]
Percent of Total Investments	5.00%
C000024198 | Japan
Holdings [Line Items]
Percent of Total Investments	6.00%
C000024198 | Australia
Holdings [Line Items]
Percent of Total Investments	11.30%
C000024198 | Canada
Holdings [Line Items]
Percent of Total Investments	13.60%
C000024198 | Mexico
Holdings [Line Items]
Percent of Total Investments	1.70%
C000024198 | Brazil
Holdings [Line Items]
Percent of Total Investments	2.10%
C000012035 | Other RowInformation Technology
Holdings [Line Items]
Percent of Total Investments	0.60%
C000012035 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Total Investments	19.40%
C000012035 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Total Investments	45.60%
C000012035 | Software
Holdings [Line Items]
Percent of Total Investments	21.50%
C000012035 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Total Investments	5.20%
C000012035 | IT Services
Holdings [Line Items]
Percent of Total Investments	4.20%
C000012035 | Communications Equipment
Holdings [Line Items]
Percent of Total Investments	4.10%
C000012035 | United States
Holdings [Line Items]
Percent of Total Investments	76.50%
C000012035 | Germany
Holdings [Line Items]
Percent of Total Investments	1.40%
C000012035 | France
Holdings [Line Items]
Percent of Total Investments	0.30%
C000012035 | Japan
Holdings [Line Items]
Percent of Total Investments	3.70%
C000012035 | Netherlands
Holdings [Line Items]
Percent of Total Investments	3.30%
C000012035 | South Korea
Holdings [Line Items]
Percent of Total Investments	5.60%
C000012035 | China
Holdings [Line Items]
Percent of Total Investments	0.40%
C000012035 | Canada
Holdings [Line Items]
Percent of Total Investments	1.40%
C000012035 | Sweden
Holdings [Line Items]
Percent of Total Investments	0.30%
C000012035 | Taiwan
Holdings [Line Items]
Percent of Total Investments	6.50%
C000024197 | Other RowUtilities
Holdings [Line Items]
Percent of Total Investments	2.90%
C000024197 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	60.80%
C000024197 | Multi-Utilities
Holdings [Line Items]
Percent of Total Investments	27.00%
C000024197 | Independent Power and Renewable Electricity Producers
Holdings [Line Items]
Percent of Total Investments	5.00%
C000024197 | Water Utilities
Holdings [Line Items]
Percent of Total Investments	2.80%
C000024197 | Gas Utilities
Holdings [Line Items]
Percent of Total Investments	4.40%
C000024197 | United States
Holdings [Line Items]
Percent of Total Investments	62.20%
C000024197 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	7.00%
C000024197 | Germany
Holdings [Line Items]
Percent of Total Investments	4.10%
C000024197 | France
Holdings [Line Items]
Percent of Total Investments	3.70%
C000024197 | Japan
Holdings [Line Items]
Percent of Total Investments	2.70%
C000024197 | Spain
Holdings [Line Items]
Percent of Total Investments	7.60%
C000024197 | Australia
Holdings [Line Items]
Percent of Total Investments	1.10%
C000024197 | Canada
Holdings [Line Items]
Percent of Total Investments	2.50%
C000024197 | Brazil
Holdings [Line Items]
Percent of Total Investments	1.10%
C000024197 | Italy
Holdings [Line Items]
Percent of Total Investments	5.10%
C000049095 | Industrials
Holdings [Line Items]
Percent of Total Investments	3.30%
C000049095 | Information Technology
Holdings [Line Items]
Percent of Total Investments	51.00%
C000049095 | Communication Services
Holdings [Line Items]
Percent of Total Investments	10.60%
C000049095 | Financials
Holdings [Line Items]
Percent of Total Investments	21.10%
C000049095 | Health Care
Holdings [Line Items]
Percent of Total Investments	1.10%
C000049095 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.50%
C000049095 | Energy
Holdings [Line Items]
Percent of Total Investments	0.70%
C000049095 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.70%
C000049095 | South Korea
Holdings [Line Items]
Percent of Total Investments	25.10%
C000049095 | China
Holdings [Line Items]
Percent of Total Investments	31.20%
C000049095 | Taiwan
Holdings [Line Items]
Percent of Total Investments	32.90%
C000049095 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	5.50%
C000049095 | Singapore
Holdings [Line Items]
Percent of Total Investments	5.30%
C000235105 | Circle Internet Group, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	11.80%
C000235105 | Coinbase Global, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	11.20%
C000235105 | IREN Ltd.
Holdings [Line Items]
Percent of Total Investments	8.10%
C000235105 | BitMine Immersion Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	6.70%
C000235105 | Applied Digital Corp.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000235105 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000235105 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000235105 | Hut 8 Corp.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000235105 | Mastercard, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	4.00%
C000235105 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000235105 | Information Technology
Holdings [Line Items]
Percent of Total Investments	68.90%
C000235105 | Communication Services
Holdings [Line Items]
Percent of Total Investments	4.00%
C000235105 | Financials
Holdings [Line Items]
Percent of Total Investments	27.00%
C000235105 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	0.10%
C000065073 | Industrials
Holdings [Line Items]
Percent of Total Investments	40.90%
C000065073 | Utilities
Holdings [Line Items]
Percent of Total Investments	39.80%
C000065073 | Energy
Holdings [Line Items]
Percent of Total Investments	19.30%
C000065073 | South Korea
Holdings [Line Items]
Percent of Total Investments	4.40%
C000065073 | China
Holdings [Line Items]
Percent of Total Investments	32.50%
C000065073 | Mexico
Holdings [Line Items]
Percent of Total Investments	20.80%
C000065073 | Brazil
Holdings [Line Items]
Percent of Total Investments	23.90%
C000065073 | Thailand
Holdings [Line Items]
Percent of Total Investments	7.40%
C000065073 | United Arab Emirates
Holdings [Line Items]
Percent of Total Investments	5.10%
C000065073 | Qatar
Holdings [Line Items]
Percent of Total Investments	4.40%
C000065073 | Greece
Holdings [Line Items]
Percent of Total Investments	1.50%
C000012045 | Other RowIndustrials
Holdings [Line Items]
Percent of Total Investments	3.90%
C000012045 | Industrials
Holdings [Line Items]
Percent of Total Investments	18.30%
C000012045 | Utilities
Holdings [Line Items]
Percent of Total Investments	5.20%
C000012045 | Materials
Holdings [Line Items]
Percent of Total Investments	5.60%
C000012045 | Information Technology
Holdings [Line Items]
Percent of Total Investments	7.70%
C000012045 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.20%
C000012045 | Financials
Holdings [Line Items]
Percent of Total Investments	24.00%
C000012045 | Health Care
Holdings [Line Items]
Percent of Total Investments	13.80%
C000012045 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.00%
C000012045 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	8.70%
C000012045 | Energy
Holdings [Line Items]
Percent of Total Investments	5.90%
C000012045 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.60%
C000012045 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	24.10%
C000012045 | Switzerland
Holdings [Line Items]
Percent of Total Investments	14.60%
C000012045 | Germany
Holdings [Line Items]
Percent of Total Investments	13.70%
C000012045 | France
Holdings [Line Items]
Percent of Total Investments	15.70%
C000012045 | Netherlands
Holdings [Line Items]
Percent of Total Investments	7.60%
C000012045 | Spain
Holdings [Line Items]
Percent of Total Investments	5.90%
C000012045 | Sweden
Holdings [Line Items]
Percent of Total Investments	5.30%
C000012045 | Belgium
Holdings [Line Items]
Percent of Total Investments	1.60%
C000012045 | Italy
Holdings [Line Items]
Percent of Total Investments	5.10%
C000012045 | Denmark
Holdings [Line Items]
Percent of Total Investments	2.50%
C000201209 | Industrials
Holdings [Line Items]
Percent of Total Investments	5.10%
C000201209 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.00%
C000201209 | Information Technology
Holdings [Line Items]
Percent of Total Investments	86.40%
C000201209 | Communication Services
Holdings [Line Items]
Percent of Total Investments	4.40%
C000201209 | Health Care
Holdings [Line Items]
Percent of Total Investments	0.70%
C000201209 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.40%
C000201209 | United States
Holdings [Line Items]
Percent of Total Investments	64.20%
C000201209 | France
Holdings [Line Items]
Percent of Total Investments	4.00%
C000201209 | Japan
Holdings [Line Items]
Percent of Total Investments	3.00%
C000201209 | South Korea
Holdings [Line Items]
Percent of Total Investments	7.00%
C000201209 | Australia
Holdings [Line Items]
Percent of Total Investments	1.40%
C000201209 | Canada
Holdings [Line Items]
Percent of Total Investments	2.10%
C000201209 | Taiwan
Holdings [Line Items]
Percent of Total Investments	16.00%
C000201209 | United Arab Emirates
Holdings [Line Items]
Percent of Total Investments	0.70%
C000201209 | Cayman Islands
Holdings [Line Items]
Percent of Total Investments	0.80%
C000201209 | Israel
Holdings [Line Items]
Percent of Total Investments	0.80%
C000240080 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Total Investments	5.10%
C000240080 | Electronic Arts, Inc.
Holdings [Line Items]
Percent of Total Investments	6.60%
C000240080 | ROBLOX Corp.Class A
Holdings [Line Items]
Percent of Total Investments	5.70%
C000240080 | Krafton, Inc.
Holdings [Line Items]
Percent of Total Investments	5.60%
C000240080 | Take-Two Interactive Software, Inc.
Holdings [Line Items]
Percent of Total Investments	5.60%
C000240080 | Dassault Systemes SE
Holdings [Line Items]
Percent of Total Investments	5.20%
C000240080 | NetEase, Inc.
Holdings [Line Items]
Percent of Total Investments	5.10%
C000240080 | Unity Software, Inc.
Holdings [Line Items]
Percent of Total Investments	5.00%
C000240080 | Autodesk, Inc.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000240080 | Robinhood Markets, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	4.70%
C000240080 | Household Durables
Holdings [Line Items]
Percent of Total Investments	0.80%
C000240080 | Interactive Media & Services
Holdings [Line Items]
Percent of Total Investments	11.10%
C000240080 | Entertainment
Holdings [Line Items]
Percent of Total Investments	33.10%
C000240080 | Broadline Retail
Holdings [Line Items]
Percent of Total Investments	0.30%
C000240080 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Total Investments	4.50%
C000240080 | Leisure Products
Holdings [Line Items]
Percent of Total Investments	0.00%	[2]
C000240080 | Capital Markets
Holdings [Line Items]
Percent of Total Investments	8.80%
C000240080 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Total Investments	6.30%
C000240080 | Software
Holdings [Line Items]
Percent of Total Investments	30.70%
C000240080 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Total Investments	4.40%
C000064225 | HDFC Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	11.00%
C000064225 | Reliance Industries Ltd.
Holdings [Line Items]
Percent of Total Investments	8.90%
C000064225 | ICICI Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	8.40%
C000064225 | Bharti Airtel Ltd.
Holdings [Line Items]
Percent of Total Investments	5.30%
C000064225 | Infosys Ltd.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000064225 | Larsen & Toubro Ltd.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000064225 | State Bank of India
Holdings [Line Items]
Percent of Total Investments	4.00%
C000064225 | Axis Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000064225 | ITC Ltd.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000064225 | Mahindra & Mahindra Ltd.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000064225 | Industrials
Holdings [Line Items]
Percent of Total Investments	7.70%
C000064225 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.00%
C000064225 | Materials
Holdings [Line Items]
Percent of Total Investments	7.00%
C000064225 | Information Technology
Holdings [Line Items]
Percent of Total Investments	9.50%
C000064225 | Communication Services
Holdings [Line Items]
Percent of Total Investments	5.30%
C000064225 | Financials
Holdings [Line Items]
Percent of Total Investments	35.40%
C000064225 | Health Care
Holdings [Line Items]
Percent of Total Investments	4.70%
C000064225 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.50%
C000064225 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.90%
C000064225 | Energy
Holdings [Line Items]
Percent of Total Investments	11.00%
C000224636 | Other RowUtilities
Holdings [Line Items]
Percent of Total Investments	3.10%
C000224636 | Other RowReal Estate
Holdings [Line Items]
Percent of Total Investments	15.50%
C000224636 | Industrials
Holdings [Line Items]
Percent of Total Investments	21.90%
C000224636 | Materials
Holdings [Line Items]
Percent of Total Investments	9.80%
C000224636 | Information Technology
Holdings [Line Items]
Percent of Total Investments	3.80%
C000224636 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.30%
C000224636 | Financials
Holdings [Line Items]
Percent of Total Investments	20.30%
C000224636 | Health Care
Holdings [Line Items]
Percent of Total Investments	3.80%
C000224636 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.20%
C000224636 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.10%
C000224636 | Energy
Holdings [Line Items]
Percent of Total Investments	7.30%
C000224636 | Real Estate
Holdings [Line Items]
Percent of Total Investments	11.40%
C000224636 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	15.40%
C000224636 | Switzerland
Holdings [Line Items]
Percent of Total Investments	7.20%
C000224636 | Germany
Holdings [Line Items]
Percent of Total Investments	3.50%
C000224636 | France
Holdings [Line Items]
Percent of Total Investments	5.50%
C000224636 | Japan
Holdings [Line Items]
Percent of Total Investments	29.20%
C000224636 | Australia
Holdings [Line Items]
Percent of Total Investments	4.90%
C000224636 | Canada
Holdings [Line Items]
Percent of Total Investments	7.40%
C000224636 | Sweden
Holdings [Line Items]
Percent of Total Investments	4.20%
C000224636 | Italy
Holdings [Line Items]
Percent of Total Investments	4.00%
C000224636 | Norway
Holdings [Line Items]
Percent of Total Investments	3.20%
C000168437 | Other RowIndustrials
Holdings [Line Items]
Percent of Total Investments	15.80%
C000168437 | Industrials
Holdings [Line Items]
Percent of Total Investments	13.90%
C000168437 | Utilities
Holdings [Line Items]
Percent of Total Investments	7.90%
C000168437 | Materials
Holdings [Line Items]
Percent of Total Investments	3.80%
C000168437 | Information Technology
Holdings [Line Items]
Percent of Total Investments	7.40%
C000168437 | Communication Services
Holdings [Line Items]
Percent of Total Investments	1.90%
C000168437 | Financials
Holdings [Line Items]
Percent of Total Investments	31.50%
C000168437 | Health Care
Holdings [Line Items]
Percent of Total Investments	13.00%
C000168437 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.00%
C000168437 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	10.40%
C000168437 | Energy
Holdings [Line Items]
Percent of Total Investments	2.60%
C000168437 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.60%
C000168437 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	7.20%
C000168437 | Switzerland
Holdings [Line Items]
Percent of Total Investments	12.70%
C000168437 | Germany
Holdings [Line Items]
Percent of Total Investments	2.60%
C000168437 | France
Holdings [Line Items]
Percent of Total Investments	10.90%
C000168437 | Japan
Holdings [Line Items]
Percent of Total Investments	20.50%
C000168437 | China
Holdings [Line Items]
Percent of Total Investments	3.50%
C000168437 | Australia
Holdings [Line Items]
Percent of Total Investments	5.00%
C000168437 | Canada
Holdings [Line Items]
Percent of Total Investments	13.50%
C000168437 | Italy
Holdings [Line Items]
Percent of Total Investments	4.70%
C000168437 | Taiwan
Holdings [Line Items]
Percent of Total Investments	3.60%
C000012078 | Industrials
Holdings [Line Items]
Percent of Total Investments	6.70%
C000012078 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.60%
C000012078 | Materials
Holdings [Line Items]
Percent of Total Investments	21.50%
C000012078 | Communication Services
Holdings [Line Items]
Percent of Total Investments	4.50%
C000012078 | Financials
Holdings [Line Items]
Percent of Total Investments	37.20%
C000012078 | Health Care
Holdings [Line Items]
Percent of Total Investments	1.20%
C000012078 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	1.20%
C000012078 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	9.40%
C000012078 | Energy
Holdings [Line Items]
Percent of Total Investments	13.00%
C000012078 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.70%
C000012078 | Mexico
Holdings [Line Items]
Percent of Total Investments	25.40%
C000012078 | Brazil
Holdings [Line Items]
Percent of Total Investments	59.50%
C000012078 | Chile
Holdings [Line Items]
Percent of Total Investments	6.90%
C000012078 | Peru
Holdings [Line Items]
Percent of Total Investments	5.80%
C000012078 | Colombia
Holdings [Line Items]
Percent of Total Investments	2.40%
C000012067 | Mitsui & Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000012067 | Mitsubishi Corp.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000012067 | Mizuho Financial Group, Inc.
Holdings [Line Items]
Percent of Total Investments	2.00%
C000012067 | Advantest Corp.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000012067 | Sumitomo Mitsui Financial Group, Inc.
Holdings [Line Items]
Percent of Total Investments	1.80%
C000012067 | SoftBank Group Corp.
Holdings [Line Items]
Percent of Total Investments	1.70%
C000012067 | Tokyo Electron Ltd.
Holdings [Line Items]
Percent of Total Investments	1.70%
C000012067 | Mitsubishi Electric Corp.
Holdings [Line Items]
Percent of Total Investments	1.60%
C000012067 | Shin-Etsu Chemical Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	1.60%
C000012067 | Mitsubishi UFJ Financial Group, Inc.
Holdings [Line Items]
Percent of Total Investments	1.60%
C000012067 | Industrials
Holdings [Line Items]
Percent of Total Investments	28.20%
C000012067 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.80%
C000012067 | Materials
Holdings [Line Items]
Percent of Total Investments	5.50%
C000012067 | Information Technology
Holdings [Line Items]
Percent of Total Investments	14.00%
C000012067 | Communication Services
Holdings [Line Items]
Percent of Total Investments	6.80%
C000012067 | Financials
Holdings [Line Items]
Percent of Total Investments	14.10%
C000012067 | Health Care
Holdings [Line Items]
Percent of Total Investments	6.30%
C000012067 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	13.50%
C000012067 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.30%
C000012067 | Energy
Holdings [Line Items]
Percent of Total Investments	1.70%
C000012067 | Real Estate
Holdings [Line Items]
Percent of Total Investments	2.80%
C000012077 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	6.80%
C000012077 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	6.10%
C000012077 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000012077 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000012077 | Alphabet, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	2.80%
C000012077 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000012077 | Alphabet, Inc.Class CNVS
Holdings [Line Items]
Percent of Total Investments	2.30%
C000012077 | Meta Platforms, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	2.10%
C000012077 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	1.80%
C000012077 | Berkshire Hathaway, Inc.Class B
Holdings [Line Items]
Percent of Total Investments	1.50%
C000012077 | Industrials
Holdings [Line Items]
Percent of Total Investments	9.90%
C000012077 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.50%
C000012077 | Materials
Holdings [Line Items]
Percent of Total Investments	2.40%
C000012077 | Information Technology
Holdings [Line Items]
Percent of Total Investments	31.10%
C000012077 | Communication Services
Holdings [Line Items]
Percent of Total Investments	10.00%
C000012077 | Financials
Holdings [Line Items]
Percent of Total Investments	12.90%
C000012077 | Health Care
Holdings [Line Items]
Percent of Total Investments	9.70%
C000012077 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.00%
C000012077 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.20%
C000012077 | Energy
Holdings [Line Items]
Percent of Total Investments	4.10%
C000012077 | Real Estate
Holdings [Line Items]
Percent of Total Investments	2.20%
C000012076 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	12.90%
C000012076 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	11.70%
C000012076 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	8.80%
C000012076 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000012076 | Alphabet, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	3.50%
C000012076 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000012076 | Alphabet, Inc.Class CNVS
Holdings [Line Items]
Percent of Total Investments	2.90%
C000012076 | Meta Platforms, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	3.50%
C000012076 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000012076 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000012076 | Industrials
Holdings [Line Items]
Percent of Total Investments	6.70%
C000012076 | Utilities
Holdings [Line Items]
Percent of Total Investments	0.30%
C000012076 | Materials
Holdings [Line Items]
Percent of Total Investments	0.30%
C000012076 | Information Technology
Holdings [Line Items]
Percent of Total Investments	49.60%
C000012076 | Communication Services
Holdings [Line Items]
Percent of Total Investments	12.10%
C000012076 | Financials
Holdings [Line Items]
Percent of Total Investments	5.90%
C000012076 | Health Care
Holdings [Line Items]
Percent of Total Investments	8.10%
C000012076 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	13.20%
C000012076 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.90%
C000012076 | Energy
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012076 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.40%
C000012075 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	1.80%
C000012075 | Alphabet, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	2.00%
C000012075 | Alphabet, Inc.Class CNVS
Holdings [Line Items]
Percent of Total Investments	1.60%
C000012075 | Berkshire Hathaway, Inc.Class B
Holdings [Line Items]
Percent of Total Investments	2.90%
C000012075 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000012075 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000012075 | Johnson & Johnson
Holdings [Line Items]
Percent of Total Investments	1.90%
C000012075 | Walmart, Inc.
Holdings [Line Items]
Percent of Total Investments	1.60%
C000012075 | Chevron Corp.
Holdings [Line Items]
Percent of Total Investments	1.30%
C000012075 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Total Investments	1.20%
C000012075 | Industrials
Holdings [Line Items]
Percent of Total Investments	13.50%
C000012075 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.70%
C000012075 | Materials
Holdings [Line Items]
Percent of Total Investments	4.40%
C000012075 | Information Technology
Holdings [Line Items]
Percent of Total Investments	11.70%
C000012075 | Communication Services
Holdings [Line Items]
Percent of Total Investments	7.90%
C000012075 | Financials
Holdings [Line Items]
Percent of Total Investments	20.00%
C000012075 | Health Care
Holdings [Line Items]
Percent of Total Investments	11.70%
C000012075 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.00%
C000012075 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	7.50%
C000012075 | Energy
Holdings [Line Items]
Percent of Total Investments	7.70%
C000012075 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.90%
C000025777 | General Electric Co.
Holdings [Line Items]
Percent of Total Investments	19.00%
C000025777 | RTX Corp.
Holdings [Line Items]
Percent of Total Investments	16.60%
C000025777 | Boeing Co. (The)
Holdings [Line Items]
Percent of Total Investments	8.90%
C000025777 | General Dynamics Corp.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000025777 | L3Harris Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000025777 | Lockheed Martin Corp.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000025777 | Northrop Grumman Corp.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000025777 | TransDigm Group, Inc.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000025777 | Howmet Aerospace, Inc.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000025777 | Axon Enterprise, Inc.
Holdings [Line Items]
Percent of Total Investments	2.80%
C000025777 | Leisure Products
Holdings [Line Items]
Percent of Total Investments	0.10%
C000025777 | Aerospace & Defense
Holdings [Line Items]
Percent of Total Investments	99.90%
C000025774 | Coinbase Global, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	4.00%
C000025774 | Robinhood Markets, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	4.00%
C000025774 | Goldman Sachs Group, Inc. (The)
Holdings [Line Items]
Percent of Total Investments	18.30%
C000025774 | Morgan Stanley
Holdings [Line Items]
Percent of Total Investments	14.30%
C000025774 | Charles Schwab Corp. (The)
Holdings [Line Items]
Percent of Total Investments	11.30%
C000025774 | Intercontinental Exchange, Inc.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000025774 | S&P Global, Inc.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000025774 | Moody's Corp.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000025774 | CME Group, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	4.40%
C000025774 | MSCI, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	4.10%
C000025774 | Investment Banking & Brokerage
Holdings [Line Items]
Percent of Total Investments	63.40%
C000025774 | Financial Exchanges & Data
Holdings [Line Items]
Percent of Total Investments	36.60%
C000025772 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Total Investments	22.50%
C000025772 | CVS Health Corp.
Holdings [Line Items]
Percent of Total Investments	12.80%
C000025772 | HCA Healthcare, Inc.
Holdings [Line Items]
Percent of Total Investments	9.00%
C000025772 | Cigna Group (The)
Holdings [Line Items]
Percent of Total Investments	4.80%
C000025772 | Elevance Health, Inc.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000025772 | Veeva Systems, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	4.50%
C000025772 | Labcorp Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000025772 | Quest Diagnostics, Inc.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000025772 | Humana, Inc.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000025772 | Tenet Healthcare Corp.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000025772 | Health Care Technology
Holdings [Line Items]
Percent of Total Investments	6.20%
C000025772 | Managed Health Care
Holdings [Line Items]
Percent of Total Investments	37.30%
C000025772 | Health Care Services
Holdings [Line Items]
Percent of Total Investments	36.00%
C000025772 | Health Care Facilities
Holdings [Line Items]
Percent of Total Investments	20.50%
C000025769 | DR Horton, Inc.
Holdings [Line Items]
Percent of Total Investments	15.00%
C000025769 | PulteGroup, Inc.
Holdings [Line Items]
Percent of Total Investments	9.20%
C000025769 | Lennar Corp.Class A
Holdings [Line Items]
Percent of Total Investments	7.60%
C000025769 | NVR, Inc.
Holdings [Line Items]
Percent of Total Investments	7.50%
C000025769 | Toll Brothers, Inc.
Holdings [Line Items]
Percent of Total Investments	5.30%
C000025769 | Sherwin-Williams Co. (The)
Holdings [Line Items]
Percent of Total Investments	4.70%
C000025769 | Lowe's Companies, Inc.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000025769 | Home Depot, Inc. (The)
Holdings [Line Items]
Percent of Total Investments	4.40%
C000025769 | TopBuild Corp.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000025769 | Lennox International, Inc.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000025769 | Specialty Chemicals
Holdings [Line Items]
Percent of Total Investments	4.70%
C000025769 | Building Products
Holdings [Line Items]
Percent of Total Investments	16.80%
C000025769 | Construction Materials
Holdings [Line Items]
Percent of Total Investments	1.30%
C000025769 | Homebuilding
Holdings [Line Items]
Percent of Total Investments	65.10%
C000025769 | Home Improvement Retail
Holdings [Line Items]
Percent of Total Investments	10.20%
C000025769 | Home Furnishings
Holdings [Line Items]
Percent of Total Investments	1.80%
C000025769 | Homefurnishing Retail
Holdings [Line Items]
Percent of Total Investments	0.10%
C000198491 | Caterpillar, Inc.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000198491 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000198491 | Union Pacific Corp.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000198491 | Quanta Services, Inc.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000198491 | CSX Corp.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000198491 | CRH PLC
Holdings [Line Items]
Percent of Total Investments	2.90%
C000198491 | Southern Co. (The)
Holdings [Line Items]
Percent of Total Investments	2.90%
C000198491 | Duke Energy Corp.
Holdings [Line Items]
Percent of Total Investments	2.80%
C000198491 | Norfolk Southern Corp.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000198491 | Constellation Energy Corp.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000198491 | Other RowDiversified Chemicals
Holdings [Line Items]
Percent of Total Investments	10.50%
C000198491 | Steel
Holdings [Line Items]
Percent of Total Investments	3.90%
C000198491 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	26.70%
C000198491 | Multi-Utilities
Holdings [Line Items]
Percent of Total Investments	10.50%
C000198491 | Trading Companies & Distributors
Holdings [Line Items]
Percent of Total Investments	2.10%
C000198491 | Building Products
Holdings [Line Items]
Percent of Total Investments	2.60%
C000198491 | Construction & Engineering
Holdings [Line Items]
Percent of Total Investments	12.60%
C000198491 | Construction Materials
Holdings [Line Items]
Percent of Total Investments	8.10%
C000198491 | Rail Transportation
Holdings [Line Items]
Percent of Total Investments	9.80%
C000198491 | Oil & Gas Storage & Transportation
Holdings [Line Items]
Percent of Total Investments	8.10%
C000198491 | Construction Machinery & Heavy Transportation Equipment
Holdings [Line Items]
Percent of Total Investments	5.10%
C000025775 | Chubb Ltd.
Holdings [Line Items]
Percent of Total Investments	13.70%
C000025775 | Progressive Corp. (The)
Holdings [Line Items]
Percent of Total Investments	13.40%
C000025775 | Travelers Companies, Inc. (The)
Holdings [Line Items]
Percent of Total Investments	7.30%
C000025775 | Allstate Corp. (The)
Holdings [Line Items]
Percent of Total Investments	6.20%
C000025775 | MetLife, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000025775 | Aflac, Inc.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000025775 | Hartford Insurance Group, Inc. (The)
Holdings [Line Items]
Percent of Total Investments	4.50%
C000025775 | American International Group, Inc.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000025775 | Arch Capital Group Ltd.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000025775 | Prudential Financial, Inc.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000025775 | Property & Casualty Insurance
Holdings [Line Items]
Percent of Total Investments	78.40%
C000025775 | Life & Health Insurance
Holdings [Line Items]
Percent of Total Investments	21.40%
C000025775 | Multi-line Insurance
Holdings [Line Items]
Percent of Total Investments	0.20%
C000251033 | RTX Corp.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000251033 | Caterpillar, Inc.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000251033 | Eaton Corp. PLC
Holdings [Line Items]
Percent of Total Investments	4.20%
C000251033 | Deere & Co.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000251033 | Honeywell International, Inc.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000251033 | Amphenol Corp.Class A
Holdings [Line Items]
Percent of Total Investments	3.90%
C000251033 | Cummins, Inc.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000251033 | Vertiv Holdings Co.Class A
Holdings [Line Items]
Percent of Total Investments	3.90%
C000251033 | Parker-Hannifin Corp.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000251033 | General Motors Co.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000251033 | Other RowElectronic Equipment & Instruments
Holdings [Line Items]
Percent of Total Investments	8.10%
C000251033 | Electrical Components & Equipment
Holdings [Line Items]
Percent of Total Investments	17.30%
C000251033 | Aerospace & Defense
Holdings [Line Items]
Percent of Total Investments	14.00%
C000251033 | Industrial Conglomerates
Holdings [Line Items]
Percent of Total Investments	3.90%
C000251033 | Building Products
Holdings [Line Items]
Percent of Total Investments	8.10%
C000251033 | Construction Machinery & Heavy Transportation Equipment
Holdings [Line Items]
Percent of Total Investments	13.10%
C000251033 | Industrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Total Investments	12.70%
C000251033 | Electronic Components
Holdings [Line Items]
Percent of Total Investments	6.90%
C000251033 | Automobile Manufacturers
Holdings [Line Items]
Percent of Total Investments	6.80%
C000251033 | Electronic Manufacturing Services
Holdings [Line Items]
Percent of Total Investments	4.70%
C000251033 | Agricultural & Farm Machinery
Holdings [Line Items]
Percent of Total Investments	4.40%
C000025773 | Abbott Laboratories
Holdings [Line Items]
Percent of Total Investments	17.00%
C000025773 | Intuitive Surgical, Inc.
Holdings [Line Items]
Percent of Total Investments	15.60%
C000025773 | Stryker Corp.
Holdings [Line Items]
Percent of Total Investments	10.80%
C000025773 | Medtronic PLC
Holdings [Line Items]
Percent of Total Investments	4.60%
C000025773 | Becton Dickinson & Co.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000025773 | Edwards Lifesciences Corp.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000025773 | IDEXX Laboratories, Inc.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000025773 | ResMed, Inc.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000025773 | GE HealthCare Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000025773 | Boston Scientific Corp.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000025773 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Total Investments	4.40%
C000025773 | Health Care Equipment
Holdings [Line Items]
Percent of Total Investments	95.60%
C000025768 | ConocoPhillips
Holdings [Line Items]
Percent of Total Investments	19.50%
C000025768 | EOG Resources, Inc.
Holdings [Line Items]
Percent of Total Investments	9.40%
C000025768 | Valero Energy Corp.
Holdings [Line Items]
Percent of Total Investments	9.10%
C000025768 | Phillips 66
Holdings [Line Items]
Percent of Total Investments	7.30%
C000025768 | Diamondback Energy, Inc.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000025768 | Devon Energy Corp.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000025768 | Marathon Petroleum Corp.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000025768 | EQT Corp.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000025768 | Coterra Energy, Inc.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000025768 | Expand Energy Corp.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000025768 | Oil & Gas Exploration & Production
Holdings [Line Items]
Percent of Total Investments	75.30%
C000025768 | Oil & Gas Refining & Marketing
Holdings [Line Items]
Percent of Total Investments	24.70%
C000025770 | SLB Ltd.
Holdings [Line Items]
Percent of Total Investments	23.00%
C000025770 | Baker Hughes Co.Class A
Holdings [Line Items]
Percent of Total Investments	22.30%
C000025770 | Halliburton Co.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000025770 | TechnipFMC PLC
Holdings [Line Items]
Percent of Total Investments	4.60%
C000025770 | Weatherford International PLC
Holdings [Line Items]
Percent of Total Investments	3.60%
C000025770 | NOV, Inc.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000025770 | Transocean Ltd.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000025770 | Valaris Ltd.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000025770 | Noble Corp. PLC
Holdings [Line Items]
Percent of Total Investments	3.30%
C000025770 | Archrock, Inc.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000025770 | Oil & Gas Equipment & Services
Holdings [Line Items]
Percent of Total Investments	83.80%
C000025770 | Oil & Gas Drilling
Holdings [Line Items]
Percent of Total Investments	16.20%
C000025771 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Total Investments	21.10%
C000025771 | Johnson & Johnson
Holdings [Line Items]
Percent of Total Investments	23.10%
C000025771 | Merck & Co., Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000025771 | Pfizer, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000025771 | Royalty Pharma PLCClass A
Holdings [Line Items]
Percent of Total Investments	4.70%
C000025771 | Bristol-Myers Squibb Co.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000025771 | Zoetis, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	4.50%
C000025771 | Viatris, Inc.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000025771 | Elanco Animal Health, Inc.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000025771 | Jazz Pharmaceuticals PLC
Holdings [Line Items]
Percent of Total Investments	3.20%
C000025771 | Pharmaceuticals
Holdings [Line Items]
Percent of Total Investments	100.00%
C000012058 | Welltower, Inc.
Holdings [Line Items]
Percent of Total Investments	10.00%
C000012058 | Prologis, Inc.
Holdings [Line Items]
Percent of Total Investments	9.20%
C000012058 | Equinix, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000012058 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000012058 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000012058 | Realty Income Corp.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000012058 | American Tower Corp.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000012058 | Public Storage
Holdings [Line Items]
Percent of Total Investments	3.40%
C000012058 | CBRE Group, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	3.10%
C000012058 | Ventas, Inc.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000012058 | Other RowOffice REITs
Holdings [Line Items]
Percent of Total Investments	8.10%
C000012058 | Health Care REITs
Holdings [Line Items]
Percent of Total Investments	16.50%
C000012058 | Retail REITs
Holdings [Line Items]
Percent of Total Investments	14.00%
C000012058 | Industrial REITs
Holdings [Line Items]
Percent of Total Investments	12.20%
C000012058 | Data Center REITs
Holdings [Line Items]
Percent of Total Investments	9.30%
C000012058 | Telecom Tower REITs
Holdings [Line Items]
Percent of Total Investments	8.70%
C000012058 | Multi-Family Residential REITs
Holdings [Line Items]
Percent of Total Investments	7.50%
C000012058 | Other Specialized REITs
Holdings [Line Items]
Percent of Total Investments	7.00%
C000012058 | Real Estate Services
Holdings [Line Items]
Percent of Total Investments	6.40%
C000012058 | Self-Storage REITs
Holdings [Line Items]
Percent of Total Investments	6.30%
C000012058 | Single-Family Residential REITs
Holdings [Line Items]
Percent of Total Investments	4.00%
C000025776 | PNC Financial Services Group, Inc. (The)
Holdings [Line Items]
Percent of Total Investments	14.60%
C000025776 | U.S. Bancorp
Holdings [Line Items]
Percent of Total Investments	14.00%
C000025776 | Truist Financial Corp.
Holdings [Line Items]
Percent of Total Investments	10.10%
C000025776 | Fifth Third Bancorp
Holdings [Line Items]
Percent of Total Investments	6.10%
C000025776 | Citizens Financial Group, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000025776 | M&T Bank Corp.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000025776 | Huntington Bancshares, Inc.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000025776 | Regions Financial Corp.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000025776 | KeyCorp
Holdings [Line Items]
Percent of Total Investments	3.50%
C000025776 | First Citizens BancShares, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	3.40%
C000025776 | Regional Banks
Holdings [Line Items]
Percent of Total Investments	58.30%
C000025776 | Diversified Banks
Holdings [Line Items]
Percent of Total Investments	41.70%
C000012063 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Total Investments	19.20%
C000012063 | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Total Investments	13.50%
C000012063 | AT&T, Inc.
Holdings [Line Items]
Percent of Total Investments	12.90%
C000012063 | Ciena Corp.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000012063 | T-Mobile U.S., Inc.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000012063 | Arista Networks, Inc.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000012063 | Comcast Corp.Class A
Holdings [Line Items]
Percent of Total Investments	4.00%
C000012063 | Lumentum Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000012063 | Iridium Communications, Inc.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000012063 | Motorola Solutions, Inc.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000012063 | Wireless Telecommunication Services
Holdings [Line Items]
Percent of Total Investments	7.70%
C000012063 | Communications Equipment
Holdings [Line Items]
Percent of Total Investments	38.50%
C000012063 | Integrated Telecommunication Services
Holdings [Line Items]
Percent of Total Investments	33.60%
C000012063 | Alternative Carriers
Holdings [Line Items]
Percent of Total Investments	10.40%
C000012063 | Cable & Satellite
Holdings [Line Items]
Percent of Total Investments	6.60%
C000012063 | Movies & Entertainment
Holdings [Line Items]
Percent of Total Investments	3.20%
C000261357 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	9.00%
C000261357 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Total Investments	11.10%
C000261357 | Chevron Corp.
Holdings [Line Items]
Percent of Total Investments	7.40%
C000261357 | Charles Schwab Corp. (The)
Holdings [Line Items]
Percent of Total Investments	3.00%
C000261357 | Caterpillar, Inc.
Holdings [Line Items]
Percent of Total Investments	6.30%
C000261357 | ConocoPhillips
Holdings [Line Items]
Percent of Total Investments	3.10%
C000261357 | AT&T, Inc.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000261357 | Oracle Corp.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000261357 | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000261357 | McKesson Corp.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000261357 | Industrials
Holdings [Line Items]
Percent of Total Investments	15.00%
C000261357 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.90%
C000261357 | Materials
Holdings [Line Items]
Percent of Total Investments	1.00%
C000261357 | Information Technology
Holdings [Line Items]
Percent of Total Investments	13.00%
C000261357 | Communication Services
Holdings [Line Items]
Percent of Total Investments	4.50%
C000261357 | Financials
Holdings [Line Items]
Percent of Total Investments	4.20%
C000261357 | Health Care
Holdings [Line Items]
Percent of Total Investments	3.20%
C000261357 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.90%
C000261357 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.10%
C000261357 | Energy
Holdings [Line Items]
Percent of Total Investments	39.20%
C000261357 | Real Estate
Holdings [Line Items]
Percent of Total Investments	4.00%
C000222498 | Ultra Clean Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	1.00%
C000222498 | Tactile Systems Technology, Inc.
Holdings [Line Items]
Percent of Total Investments	0.80%
C000222498 | Peabody Energy Corp.
Holdings [Line Items]
Percent of Total Investments	0.80%
C000222498 | Nordic American Tankers Ltd.
Holdings [Line Items]
Percent of Total Investments	0.70%
C000222498 | TETRA Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	0.70%
C000222498 | Par Pacific Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	0.70%
C000222498 | LSB Industries, Inc.
Holdings [Line Items]
Percent of Total Investments	0.70%
C000222498 | Enhabit, Inc.
Holdings [Line Items]
Percent of Total Investments	0.70%
C000222498 | Protagonist Therapeutics, Inc.
Holdings [Line Items]
Percent of Total Investments	0.70%
C000222498 | Photronics, Inc.
Holdings [Line Items]
Percent of Total Investments	0.70%
C000222498 | Industrials
Holdings [Line Items]
Percent of Total Investments	16.60%
C000222498 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.00%
C000222498 | Materials
Holdings [Line Items]
Percent of Total Investments	6.40%
C000222498 | Information Technology
Holdings [Line Items]
Percent of Total Investments	8.10%
C000222498 | Communication Services
Holdings [Line Items]
Percent of Total Investments	1.90%
C000222498 | Financials
Holdings [Line Items]
Percent of Total Investments	23.40%
C000222498 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.30%
C000222498 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.70%
C000222498 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.20%
C000222498 | Energy
Holdings [Line Items]
Percent of Total Investments	9.60%
C000222498 | Real Estate
Holdings [Line Items]
Percent of Total Investments	2.80%

[1]	Rounds to less than 0.1%.
[2]	Rounds to less than 0.1%.